Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Convertible Notes Payable [Abstract]
Convertible Notes Payable
3. Convertible Notes Payable

Convertible notes	At December 31, 2011, an unsecured $100,000 Convertible Note, with interest at 10% and a maturity date of April 2014, remained outstanding. In February 2012, at the close of the Merger, the convertible note and accrued interest of approximately $110,740 were repaid.

Private placement

On September 18, 2011, Organovo, Inc.’s Board of Directors authorized a private placement offering of up to 30 units of its securities at a price of $50,000 per unit for an aggregate purchase price of $1,500,000. Each unit consisted of a convertible note in the principal amount of $50,000 accruing simple interest at the rate of 6% per annum (the “Convertible Notes”), plus five-year warrants to purchase 50,000 shares of the next Qualified Round of Equity Securities, at an exercise price of $1.00 per share. The principal plus accrued interest was convertible into the Company’s common stock upon consummation of the Merger.

During October and November 2011, $1,500,000 of Convertible Notes bearing interest at 6% per annum with a maturity date of March 30, 2012, and five-year warrants to purchase 1,500,000 shares of the Company’s Common stock were issued to investors under the Private Placement. The warrants are exercisable at $1.00 per share, expire in five years, and contain down-round price protection. The Convertible Notes were outstanding at December 31, 2011, and were converted into 1,525,387 units during February 2012, in connection with the Merger.

The Company determined that the warrants represent a derivative instrument due to the down-round price protection, and accordingly, the Company recorded a derivative liability related to the warrants. See Note 4. Additionally, during 2011 at issuance of the notes, the Company recorded the discount for the beneficial conversion feature of $239,700. The debt discount associated with the warrants and beneficial conversion feature were amortized to interest expense over the life of the Convertible Notes, and fully amortized upon conversion of the Convertible Notes. The Company recorded approximately $896,200 of interest expense for the amortization of the debt discount during the three months ended March 31, 2012 and approximately $1,500,000 for the period from inception through March 31, 2012.

As consideration for locating investors to participate in the Private Placement, the placement agent earned a cash payment of $195,000. Additionally, upon closing of the Merger transaction, the placement agent earned five-year warrants to purchase 610,155 shares of the Company’s Common stock at $1.00 per share. These warrants contain down round protection and were classified as derivative liabilities upon issuance. See Note 2.

Interest expense, including amortization of the note discounts, for the three months ended March 31, 2012 and 2011 was approximately $1,087,453 and $53,100, respectively. Interest expense, including amortization of the note discounts, for the period from April 19, 2007 (inception) through December 31, 2011 was approximately $3,405,895.

During 2012, concurrently with the closing of the Merger and in contemplation of the Merger, the Company completed the initial closing of the Private Placement of up to 8,000,000 units of its securities, at a price of $1.00 per unit, with the ability to increase the offering to an aggregate of up to 16,000,000 units. Each unit consisted of one share of Common Stock and a warrant to purchase one share of Common Stock. The Company completed three closings under the Private Placement during the three months ended March 31, 2012, and raised total gross proceeds of $13,722,600 and total net proceeds of $11,593,066. The Company issued 13,722,600 shares of its Common Stock and warrants to purchase 15,247,987 shares of its Common Stock (including warrants to purchase 1,525,387 shares to former holders of the bridge notes) exercisable at $1.00 to investors in the Offering. The placement agent and its selected dealers were paid total cash commissions of $1,372,260 and the Placement Agent was paid an expense allowance of $411,678 and was issued Placement Agent warrants to purchase 6,099,195 shares of the Company’s Common Stock at an exercise price of $1.00 per share.

The warrants issued to the investors and the placement agent, as described above, contain down round protection, and accordingly, were classified as derivative liabilities upon issuance. On the closing date, the derivative liabilities were recorded at an estimated fair value of approximately $32,742,000. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $13,722,600, no net amounts were allocated to the common stock. The amount by which the recorded liabilities exceeded the proceeds of approximately $19,019,400 was charged to other expense at the closing dates. The Company has revalued the derivative liability as of March 31, 2012, and will continue to do so on each subsequent balance sheet date until the securities to which to derivative liabilities relate are exercised or expire, with any changes in the fair value. See Note 2.

Registration rights agreement

The Company entered into a registration rights agreement (each, a “Registration Rights Agreement”) with the investors in the Offering. Under the terms of the Registration Rights Agreement, the Company agreed to file a registration statement covering the resale of the Common Stock underlying the Units and the Common Stock that is issuable on exercise of the Investor Warrants (but not the Common Stock that is issuable upon exercise of the warrants issued as compensation to the placement agent in connection with the Offering) within 90 days from the final closing date of the Offering (the “Filing Deadline”), and shall use commercially reasonable efforts to cause the registration statement to become effective no later than 180 days after it is filed (the “Effectiveness Deadline”).

The Company agreed to use reasonable efforts to maintain the effectiveness of the registration statement through the one year anniversary of the date the registration statement is declared effective by the Securities and Exchange Commission (the “SEC”), or until Rule 144 of the 1933 Act is available to investors in the Offering with respect to all of their shares, whichever is earlier. If the Company does not meet the Filing Deadline or Effectiveness Deadline, the Company will be liable for monetary penalties equal to one-half of one percent (0.5%) of each investor’s investment in the offering at the end of every 30 day period following such Filing Deadline or Effectiveness Deadline failure until such failure is cured. The payment amount shall be prorated for partial 30 day periods. The maximum aggregate amount of payments to be made by the Company as the result of such shall be an amount equal to 6% of each investor’s investment amount. Notwithstanding the foregoing, no payments shall be owed with respect to any period during which all of the investor’s registrable securities may be sold by such investor under Rule 144 or pursuant to another exemption from registration.

5. Convertible Notes Payable

Convertible notes	From February 9, 2008 through December 31, 2011 the Company raised an aggregate of $2,390,000 in funds through loans consisting of convertible notes (“Convertible Notes”) to certain shareholders, management, vendors, and investors. The notes bore interest at rates ranging from 8% to 10% per annum and had maturity dates ranging from 2011 to 2018. The Convertible Notes were unsecured and subordinated to certain senior indebtedness of the Company, and for all Convertible Notes the principal plus accrued interest was convertible into the Company’s Common stock. During October 2011 the Convertible Notes and accrued interest converted into the Company’s Common stock, as discussed below.

Local Bridge

During July and August 2011, $740,000 of Convertible Notes bearing interest at 20% per annum, and warrants to purchase shares of common stock were issued to investors. The Convertible Notes were due at the earlier of 1) one year from the issuance date or 2) one week after the consummation of the Merger (as discussed in Note 12). The number of warrants to be issued was equal to the note principal divided by the exercise price. The exercise price is the per share or per unit fair market value received in the Merger. The notes were convertible at a price per share equal to seventy-five percent (75%) of the per share fair market value of the total consideration received for a share of a public company’s Common stock to be determined to be identified upon consummation of a merger.

The Company determined that the beneficial conversion feature and the warrants did not represent embedded derivative instruments. Additionally, the Company did not record the discount for the beneficial conversion feature due to the contingencies surrounding conversion. The beneficial conversion feature was to be recorded when the contingencies are resolved. In accordance with ASC 470-20, Debt with Conversion and Other Options, the Company recorded a discount of approximately $583,700 for the warrants. The discount is being amortized to interest expense over the term of the Convertible Notes using the effective interest method.

The Company calculated the fair value of the warrants using the Black-Scholes Model using a volatility of 109.84%, an interest rate of 1.12% and a dividend yield of zero.

Certain of these Convertible Notes and accrued interest were converted into the Company’s Common stock in October 2011, as discussed below. Upon conversion the Company recognized the unamortized debt discount related to these notes to interest expense. The Company recognized approximately $583,700 of interest expense for the amortization of the note discount during the year ended December 31, 2011.

Exchange agreement and release

In October 2011, the Company’s Board of Directors and shareholders approved an Exchange Agreement and Release whereby the note holders could exchange their Convertible Notes and accrued interest for shares of the Company’s Common stock and warrants to purchase the Company’s Common stock. A total of $3,030,000 of principal and approximately $459,800 of accrued interest converted, at prices ranging from $0.27 to $0.75, into 7,676,828 shares of the Company’s Common stock, plus five-year warrants to purchase 1,309,750 Common shares at an exercise price of $1.00 per share. The Company calculated the fair value of the warrants using the Black-Scholes Model using a volatility of 110.13%, an interest rate of 1.11% and a dividend yield of zero. For the holders that elected to participate, the Exchange Agreement and Release resulted in the cancellation of the Convertible Notes and release from the note holders for any claims related to the Convertible Notes.

The Company determined that the warrants issued in connection with the Exchange Agreement and Release did not represent embedded derivative instruments. The warrants, valued at approximately $527,600, were classified as equity instruments and recorded as interest expense on the date of issuance.

At December 31, 2011, a $100,000 Convertible Note remained outstanding, and was paid in cash at the close of the Merger. See Note 12.

Private placement

On September 18, 2011, the Company’s Board of Directors authorized a private placement offering of up to 30 Units (the “Units”) of its securities at a price of $50,000 per Unit for an aggregate purchase price of $1,500,000. Each Unit consists of a convertible note in the principal amount of $50,000 accruing simple interest at the rate of 6% per annum, plus five-year warrants to purchase 50,000 shares of the next Qualified Round of Equity Securities, at an exercise price of $1.00 per share. The principal plus accrued interest was convertible into the common stock of a public shell company to be identified upon consummation of a merger transaction.

During October and November 2011, $1,500,000 of Convertible Notes bearing interest at 6% per annum with a maturity date of March 30, 2012, and five-year warrants to purchase 1,500,000 shares of the Company’s Common stock were issued to investors under the private placement. The Convertible Notes were outstanding at December 31, 2011, and were converted into common stock in connection with the Merger. See Note 12. The warrants are exercisable at $1.00 per share, expire in five years, and contain down-round price protection.

The Company determined that the warrants represent a derivative instrument due to the down-round price protection, and accordingly, the Company recorded a derivative liability related to the warrants of approximately $1,260,300. See Note 4. Additionally, the Company recorded the discount for the beneficial conversion feature of $239,700. The debt discount associated with the warrants and beneficial conversion feature are being amortized to interest expense over the life of the Convertible Notes. The Company recorded approximately $603,800 of interest expense for the amortization of the debt discount during the year ended December 31, 2011.

As consideration for locating investors to participate in this financing, the placement agent earned a cash payment of $195,000. Additionally, upon closing of a Merger transaction, the placement agent will earn five-year warrants to purchase 610,155 shares of the Company’s Common stock at $1.00 per share. These warrants contain down round protection and will be classified as derivative liabilities upon issuance.

As of December 31, 2011 and 2010, the outstanding principal balances on the Convertible Notes were $1,600,000 and $2,087,500, respectively. As of December 31, 2011 and 2010, the accrued interest balances on the outstanding Convertible Notes were approximately $24,000 and $252,000, respectively. As of December 31, 2011 and 2010, unamortized discounts relating to the outstanding principal balances were approximately $896,200 and $0, and the $896,200 is expected to be recognized as interest expense in 2012.

Interest expense, including amortization of the note discounts, for the years ended December 31, 2011 and 2010 was approximately $2,066,900 and $161,000, respectively. Interest expense, including amortization of the note discounts, for the period from April 19, 2007 (inception) through December 31, 2011 was approximately $2,318,000.